Inventory (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Schedule of Inventory, Current [Table Text Block]
	April 30,	January 31,
	2014	2014

Finished goods - Underwear	$536,529	$528,461
Raw materials	86,928	75,585

Total inventory	$623,457	$604,046

January 31,	2014	2013

Finished goods - Underwear	$528,461	$115,709
Raw materials	75,585	120,441

Total inventory	$604,046	$236,150